Fees Summary	Jan. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 497,195,000
Previously Paid Amount	0
Total Fee Amount	76,120.55
Total Offset Amount	0
Net Fee	$ 76,120.55
Final Prospectus	true